UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	03/31/2007

Check here if Amendment:           |X|; Amendment Number: _1__
This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Stockman Asset Management, Inc.

Address:  2700 King Avenue West
          Billings, MT 59102

13F File Number: 28-12190

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary R. Lucas
Title:  Chief Executive Officer
Phone:  (406) 655-3960


Signature, Place and Date of Signing:


Gary R. Lucas		       Billings, Montana	       April 25, 2007
--------------------           ------------------           --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:        24

Form 13F Information Table Value Total:   $139,666
                                          (in thousands)


List of Other Included Managers:     NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                           FORM 13F INFORMATION TABLE
                                       	STOCKMAN ASSET MANAGEMENT, INC.
                                                 March 31, 2007


COLUMN 1                        COLUMN  2           COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8

                                                                 VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MGRS   SOLE  SHARED  NONE
--------------                  --------------      -----       --------   -------  --- ----   ----------  ----   ----  ------  ----
ASTRAZENECA, PLC                SPONSORED ADR       046353108   5,365      99,997   SH         SOLE        NONE      160      99,837
AVON PRODUCTS INC		COM                 054303102   6,353     170,506   SH         SOLE        NONE      330     170,176
BANK OF AMERICA CORP            COM                 060505104   5,869     115,037   SH         SOLE        NONE      180     114,857
BRISTOL MYERS SQUIBB CO		COM                 110122108   5,711     205,731   SH         SOLE        NONE      400     205,331
CITIGROUP INC	                COM                 172967101   5,861     114,157   SH         SOLE        NONE      200     113,957
GANNETT INC		        COM                 364730101   5,414      96,183   SH         SOLE        NONE      170      96,013
GLAXOSMITHKLINE PLC             SPON ADR    	    37733W105   5,512      99,747   SH         SOLE        NONE      170      99,577
HOME DEPOT INC		        COM                 437076102	5,484     149,268   SH         SOLE        NONE      270     148,998
HONEYWELL INTL INC              COM                 438516106   5,601     121,610   SH         SOLE        NONE      240     121,370
INGERSOLL-RAND COMPANY LTD	CL A                G4776F101   5,921     136,525   SH         SOLE        NONE      260     136,265
JOHNSONS & JOHNSONS             COM                 478160104   5,040      83,632   SH         SOLE        NONE      170      83,462
JP MORGAN CHASE & CO            COM                 46625H100   7,254  	  149,947   SH         SOLE        NONE      290     149,657
KIMBERLY CLARK		        COM                 494368103   5,662      82,672   SH         SOLE        NONE      150      82,522
LILLY ELI                	COM                 532457108   5,312      98,903   SH         SOLE        NONE      190      98,713
MBIA INC	                COM                 55262C100   5,497      83,930   SH         SOLE        NONE      160      83,770
PFIZER             	 	COM                 717081103   5,400     213,783   SH         SOLE        NONE      350     213,433
SARA LEE CORP	                COM                 803111103   5,567     329,017   SH         SOLE        NONE      620     328,397
TYCO INTL LTD NEW	        COM                 902124106   6,318     200,243   SH         SOLE        NONE      350     199,893
UNILEVER N V			N Y SHS NEW         904784709   6,458     221,000   SH         SOLE        NONE      400     220,600
US BANCORP DEL		        COM                 902973304   6,004     171,696   SH         SOLE        NONE      300     171,396
UNITED TECHNOLOGIES CORP        COM                 913017109   5,380      82,769   SH         SOLE        NONE      150      82,619
WACHOVIA CORP 2ND NEW           COM		    929903102   7,095     128,885   SH         SOLE        NONE      250     128,635
WASHINGTON MUTUAL INC           COM                 939322103   6,251     154,799   SH         SOLE        NONE      320     154,479
WYETH                           COM                 983024100   5,337     106,679   SH         SOLE        NONE      190     106,489

